Staff costs - Summary of Staff Costs (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Classes of employee benefits expense [abstract]
Salaries and other benefits	$ 17,907,575	$ 7,457,427
Severance payments	6,541,000	0
Share-based payments charges	257,093	22,298,052
(Reversal of)/Employee end of service benefits	(116,959)	193,400
General and administrative expenses	21,600,547	28,177,432
Selling and marketing expenses	2,988,162	1,771,447
Staff costs	$ 24,588,709	$ 29,948,879